Subsequent events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent events

25. Subsequent events

In May 2024, the Company issued ordinary shares to Fu Bin and Dawei Chen based on executive employment agreement. Total 480,000 shares issued, with 240,000 each.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after March 31, 2024 up through the date the Company issued these financial statements on August 16, 2024 and concluded that no other material subsequent events except for the disclosed above.